                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       6/30/02
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Walnut Asset Management LLC
                 -------------------------------
   Address:      1617 JFK Blvd, Ste 500
                 -------------------------------
                 Phila, Pa 19103
                 -------------------------------

                 -------------------------------

Form 13F File Number:
                      ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Deborah Williams
         -------------------------------
Title:   Senior Vice President
         -------------------------------
Phone:   215-789-6168
         -------------------------------

Signature, Place, and Date of Signing:

Deborah Williams                   Phila, PA            January 28, 2002
-------------------------------    ------------------   ----------------
[Signature]                        [City, State]        [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name

        ---------------             ------------------------------------

                                                       FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ --------------   --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          Common           88579Y101     6528    53075 SH       SOLE                    53075
AOL Time Warner Inc            Common           00184A105      335    22799 SH       SOLE                    22799
AT&T Corp                      Common           001957109     1711   159941 SH       SOLE                   159941
AT&T Wireless                  Common           001957406       83    14119 SH       SOLE                    14119
Abbott Laboratories            Common           002824100     1016    26982 SH       SOLE                    26982
Agere Systems Inc Cl B         Common           00845V209       86    57445 SH       SOLE                    57445
Agilent Tech                   Common           00846U101      246    10405 SH       SOLE                    10405
Air Products & Chemicals       Common           009158106     1573    31174 SH       SOLE                    31174
Albertsons Inc                 Common           013104104      720    23623 SH       SOLE                    23623
Alcoa Inc.                     Common           013817101     2751    82995 SH       SOLE                    82995
Alltel Corp                    Common           020039103      417     8880 SH       SOLE                     8880
AmeriCredit Corp               Common           03060R101      224     8000 SH       SOLE                     8000
American Express               Common           025816109      368    10125 SH       SOLE                    10125
American Intl Group            Common           026874107     2500    36647 SH       SOLE                    36647
Amgen Corp                     Common           031162100     1423    33985 SH       SOLE                    33985
Anheuser Busch Cos             Common           035229103     1305    26100 SH       SOLE                    26100
Aquila Inc                     Common           03840P102      160    20025 SH       SOLE                    20025
Automatic Data Processing      Common           053015103     2245    51559 SH       SOLE                    51559
Avery Dennison Corp            Common           053611109     1475    23500 SH       SOLE                    23500
Avon Products Inc              Common           054303102      474     9083 SH       SOLE                     9083
BP PLC Spons ADR               Common           055622104     3419    67707 SH       SOLE                    67707
Bank Of New York               Common           064057102      574    17000 SH       SOLE                    17000
Bank One Corp                  Common           06423A103      735    19093 SH       SOLE                    19093
Bank of America                Common           060505104      560     7961 SH       SOLE                     7961
Beckman Coulter                Common           075811109     2278    45645 SH       SOLE                    45645
Becton Dickinson               Common           075887109     1607    46656 SH       SOLE                    46656
Bellsouth Corp                 Common           079860102      828    26298 SH       SOLE                    26298
Berkshire Hathaway Cl B        Common           084670207      777      348 SH       SOLE                      348
Blackrock Invt Qual Term       Common           09247J102      146    15500 SH       SOLE                    15500
Blackrock Municipal Target Ter Common           09247M105      170    15800 SH       SOLE                    15800

Blackrock Strategic Term       Common           09247P108      329    33500 SH       SOLE                    33500
Bristol Myers Squibb           Common           110122108     2628   102269 SH       SOLE                   102269
Burlington Resources           Common           122014103      349     9188 SH       SOLE                     9188
CVS Corp                       Common           126650100      421    13770 SH       SOLE                    13770
Cabot Corp                     Common           127055101     1420    49565 SH       SOLE                    49565
Cabot Microelectronics         Common           12709P103      597    13822 SH       SOLE                    13822
Carpenter Technology           Common           144285103      320    11100 SH       SOLE                    11100
Caterpillar Inc                Common           149123101      210     4300 SH       SOLE                     4300
CenturyTel Inc                 Common           156700106      394    13356 SH       SOLE                    13356
ChevronTexaco Corp             Common           166764100     4694    53034 SH       SOLE                    53034
Chubb Corp                     Common           171232101     2234    31553 SH       SOLE                    31553
Cigna Corp                     Common           125509109     1033    10605 SH       SOLE                    10605
Cisco Systems                  Common           17275R102      267    19160 SH       SOLE                    19160
Citigroup Inc                  Common           172967101     2541    65587 SH       SOLE                    65587
Coca Cola Co                   Common           191216100     1864    33280 SH       SOLE                    33280
Colgate Palmolive              Common           194162103      510    10190 SH       SOLE                    10190
Comcast Corp Cl A Special      Common           200300200     2733   114648 SH       SOLE                   114648
Commerce Bancorp NJ            Common           200519106      740    16744 SH       SOLE                    16744
Commerce Bancshares            Common           200525103      247     5573 SH       SOLE                     5573
ConAgra Foods Inc              Common           205887102     2549    92198 SH       SOLE                    92198
Conoco Inc                     Common           208251504      200     7206 SH       SOLE                     7206
Corning Inc                    Common           219350105      103    29000 SH       SOLE                    29000
Deere & Co                     Common           244199105      956    19960 SH       SOLE                    19960
Dentsply International         Common           249030107      886    24000 SH       SOLE                    24000
Dial Corp                      Common           25247D101      206    10300 SH       SOLE                    10300
Disney Walt Co                 Common           254687106      285    15102 SH       SOLE                    15102
Dow Chemical Co                Common           260543103      382    11113 SH       SOLE                    11113
E.I. Du Pont                   Common           263534109     5607   126275 SH       SOLE                   126275
Eastman Chemical               Common           277432100      202     4314 SH       SOLE                     4314
Eastman Kodak Co               Common           277461109      482    16525 SH       SOLE                    16525
Elan Corp Plc ADR              Common           284131208       68    12380 SH       SOLE                    12380
Electronic Data Systems        Common           285661104      203     5453 SH       SOLE                     5453
Emerson Electric               Common           291011104     4372    81702 SH       SOLE                    81702
Equitable Resources            Common           294549100      295     8600 SH       SOLE                     8600
Ericsson (L.M.) Tel Cl B ADR   Common           294821400       16    11200 SH       SOLE                    11200

Exxon Mobil Corp               Common           30231G102     9842   240516 SH       SOLE                   240516
Fannie Mae                     Common           313586109      295     4000 SH       SOLE                     4000
First Financial Holdings       Common           320239106      622    19000 SH       SOLE                    19000
FleetBoston Financial          Common           339030108      879    27180 SH       SOLE                    27180
Ford Motor                     Common           345370860      249    15579 SH       SOLE                    15579
Fortune Brands                 Common           349631101      442     7900 SH       SOLE                     7900
General Electric               Common           369604103     8495   292442 SH       SOLE                   292442
General Mills                  Common           370334104      490    11127 SH       SOLE                    11127
General Motors                 Common           370442105     2013    37660 SH       SOLE                    37660
Gillette Co                    Common           375766102      295     8700 SH       SOLE                     8700
GlaxoSmithKline PLC ADS        Common           37733W105     1086    25179 SH       SOLE                    25179
Guidant Corp                   Common           401698105      473    15637 SH       SOLE                    15637
H.J. Heinz                     Common           423074103     3348    81460 SH       SOLE                    81460
Hewlett Packard                Common           428236103      670    43826 SH       SOLE                    43826
Home Depot Inc                 Common           437076102      220     6000 SH       SOLE                     6000
Household International        Common           441815107      211     4250 SH       SOLE                     4250
IMS Health Inc                 Common           449934108      185    10300 SH       SOLE                    10300
InfoSpace Inc                  Common           45678T102        4    10920 SH       SOLE                    10920
Intel Corp                     Common           458140100      750    41050 SH       SOLE                    41050
International Business Machine Common           459200101     6395    88817 SH       SOLE                    88817
International Paper            Common           460146103     1603    36785 SH       SOLE                    36785
J.P. Morgan Chase & Co         Common           46625H100     3164    93272 SH       SOLE                    93272
Johnson & Johnson              Common           478160104    12153   232551 SH       SOLE                   232551
KB Home                        Common           48666K109      618    12000 SH       SOLE                    12000
Kimberly-Clark Corp            Common           494368103     2153    34728 SH       SOLE                    34728
Koninkijke Philips Elec Reg Sh Common           500472303     2222    80509 SH       SOLE                    80509
Liberty All-Star Equity Fd     Common           530158104      113    13170 SH       SOLE                    13170
Liberty Media Corp A           Common           530718105      479    47910 SH       SOLE                    47910
Lilly Eli & Co                 Common           532457108      956    16946 SH       SOLE                    16946
Lucent Technologies            Common           549463107      371   223442 SH       SOLE                   223442
MBIA Inc                       Common           55262C100     1453    25710 SH       SOLE                    25710
Marsh & McLennan               Common           571748102     1842    19071 SH       SOLE                    19071
Marshall & Ilsley Corp         Common           571834100      628    20302 SH       SOLE                    20302
McDonald's Corp                Common           580135101      572    20100 SH       SOLE                    20100
McGraw-Hill Inc                Common           580645109      266     4450 SH       SOLE                     4450

Medtronic                      Common           585055106      428     9995 SH       SOLE                     9995
Mellon Financial               Common           58551A108     1242    39529 SH       SOLE                    39529
Merck & Co                     Common           589331107     9491   187424 SH       SOLE                   187424
Merrill Lynch                  Common           590188108     1144    28245 SH       SOLE                    28245
Microsoft Corp                 Common           594918104     2374    43397 SH       SOLE                    43397
Morgan Stanley & Co            Common           617446448      537    12465 SH       SOLE                    12465
Motorola Inc                   Common           620076109     1895   129855 SH       SOLE                   129855
MuniHldgs Florida Insd         Common           62624W105      267    19000 SH       SOLE                    19000
MuniYield PA Fund              Common           62630V109      636    42000 SH       SOLE                    42000
Nextel Communications Cl A     Common           65332V103       37    11400 SH       SOLE                    11400
Norfolk Southern               Common           655844108      708    30290 SH       SOLE                    30290
Nuveen Muni Advantage Fd       Common           67062H106      435    28800 SH       SOLE                    28800
Nuveen Pa Invt Qual Muni Fd    Common           670972108      557    36690 SH       SOLE                    36690
Nuveen Pa Premium Income Muni  Common           67061F101      677    45800 SH       SOLE                    45800
Oracle Corp                    Common           68389X105      163    17206 SH       SOLE                    17206
PNC Financial Services         Common           693475105     2792    53413 SH       SOLE                    53413
PPG Industries                 Common           693506107      400     6468 SH       SOLE                     6468
PPL Corporation                Common           69351T106      604    18258 SH       SOLE                    18258
Pall Corp                      Common           696429307     2567   123693 SH       SOLE                   123693
Parkvale Financial             Common           701492100      304    10610 SH       SOLE                    10610
Penn Treaty American Corp      Common           707874103       95    21000 SH       SOLE                    21000
Pepsico Inc                    Common           713448108     4906   101783 SH       SOLE                   101783
Pfizer Inc.                    Common           717081103     1436    41017 SH       SOLE                    41017
Pharmacia Corp                 Common           71713U102      693    18502 SH       SOLE                    18502
Philadelphia Suburban          Common           718009608      252    12498 SH       SOLE                    12498
Philip Morris Co               Common           718154107     2492    57048 SH       SOLE                    57048
Pitney Bowes                   Common           724479100      489    12300 SH       SOLE                    12300
Procter & Gamble               Common           742718109     6427    71971 SH       SOLE                    71971
Public Service Enterprise      Common           744573106      347     8011 SH       SOLE                     8011
Qwest Communications Intl      Common           749121109       59    20963 SH       SOLE                    20963
RadioShack Corp                Common           750438103      688    22900 SH       SOLE                    22900
Raytheon Company               Common           755111507      598    14675 SH       SOLE                    14675
Rohm & Haas                    Common           775371107     1046    25827 SH       SOLE                    25827
Royal Dutch Petroleum          Common           780257804     2358    42665 SH       SOLE                    42665
S&P MidCap 400 Dep Rec         Common           595635103      256     2856 SH       SOLE                     2856

SBC Communications             Common           78387G103     2136    70035 SH       SOLE                    70035
Safeway Inc                    Common           786514208      659    22560 SH       SOLE                    22560
Sara Lee Corp                  Common           803111103      221    10700 SH       SOLE                    10700
Schering-Plough Corp           Common           806605101      459    18668 SH       SOLE                    18668
Schlumberger Ltd               Common           806857108     1603    34465 SH       SOLE                    34465
SouthTrust Corp                Common           844730101      227     8700 SH       SOLE                     8700
Sprint Corp                    Common           852061100      269    25322 SH       SOLE                    25322
Sprint Corp PCS Group          Common           852061506       50    11110 SH       SOLE                    11110
State Street Corp              Common           857477103      470    10520 SH       SOLE                    10520
Sun Microsystems               Common           866810104      392    78210 SH       SOLE                    78210
Suntrust Banks                 Common           867914103      839    12384 SH       SOLE                    12384
Sysco Corp                     Common           871829107      269     9900 SH       SOLE                     9900
Teco Energy Inc                Common           872375100      396    16000 SH       SOLE                    16000
Teleflex Inc                   Common           879369106      242     4227 SH       SOLE                     4227
Texas Instruments              Common           882508104     2340    98730 SH       SOLE                    98730
Transocean Inc                 Common           G90078109      330    10579 SH       SOLE                    10579
Tyco International             Common           902124106      155    11466 SH       SOLE                    11466
U.S. Restaurant Properties     Common           902971100      232    14000 SH       SOLE                    14000
Unilever NV                    Common           904784709      260     4015 SH       SOLE                     4015
Union Pacific                  Common           907818108      807    12745 SH       SOLE                    12745
Unocal Corp                    Common           915289102     1568    42439 SH       SOLE                    42439
Valero Energy Corp             Common           91913Y100      987    26385 SH       SOLE                    26385
Van Kampen Pa Qual Muni Tr     Common           920924107      606    35000 SH       SOLE                    35000
Varian Medical Systems         Common           92220P105      730    18000 SH       SOLE                    18000
Verizon Communications         Common           92343V104     6634   165232 SH       SOLE                   165232
Vishay Intertechnology         Common           928298108     1218    55373 SH       SOLE                    55373
Vulcan Materials Co            Common           929160109     1192    27216 SH       SOLE                    27216
Wachovia Corp                  Common           929903102     2875    75295 SH       SOLE                    75295
Wal-Mart Stores                Common           931142103      938    17059 SH       SOLE                    17059
Wells Fargo & Co               Common           949746101     4024    80375 SH       SOLE                    80375
Williams Cos                   Common           969457100      759   126792 SH       SOLE                   126792
Wyeth                          Common           983024100     3513    68617 SH       SOLE                    68617

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                   0
                                                          --------------------
Form 13F Information Table Entry Total:                            167
                                                           --------------------

Form 13F Information Table Value Total:                     $  229,436
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] NONE

     No.       Form 13F File Number         Name

     ------    --------------------         ---------------------------------